Cover	May 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 26, 2021
Entity Registrant Name	Stericycle, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37556
Entity Tax Identification Number	36-3640402
Entity Address, Address Line One	2355 Waukegan Road
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	367-5910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SRCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000861878
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	false